Pensions and other postretirement benefits (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Pensions [Member]
Defined Benefit Plan Estimated Future Benefit Payments [Line Items]
2015	1,011
2016	1,034
2017	1,048
2018	1,059
2019	1,067
Years 2020 to 2024	5,379
Other postretirement benefits [Member]
Defined Benefit Plan Estimated Future Benefit Payments [Line Items]
2015	17
2016	17
2017	18
2018	18
2019	18
Years 2020 to 2024	81